Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

NOTE 9. ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities as of December 31 were as follows ($ in millions):

	2016		2015
	Current	Long-term	Current	Long-term
Compensation and post retirement benefits	$202.4	$49.8	$146.6	$87.4
Claims, including self-insurance and litigation	30.2	52.6	35.3	52.8
Pension benefit obligations	9.9	127.4	11.0	119.2
Taxes, income and other	63.5	344.0	36.1	335.0
Deferred revenue	204.6	80.1	177.3	83.9
Sales and product allowances	45.7	—	55.1	—
Warranty	63.1	1.9	59.2	1.8
Other	180.9	18.5	145.8	24.5

Total	$800.3	$674.3	$666.4	$704.6